Long-term debt (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of long-term debt

As at	Dec 31 2024	Dec 31 2023
Unsecured notes
(i) $300 million at 4.25% due December 1, 2024	$—	$299,283
(ii) $700 million at 5.125% due October 15, 2027	696,104	694,844
(iii) $700 million at 5.25% due December 15, 2029	696,395	695,824
(iv) $600 million at 6.25% due March 15, 2032	585,562	—
(v) $300 million at 5.65% due December 1, 2044	295,820	295,709
	2,273,881	1,985,660
Other limited recourse debt facilities
(i) 5.58% due through June 30, 2031	49,450	56,637
(ii) 5.35% due through September 30, 2033	59,138	65,300
(iii) 5.21% due through September 15, 2036	32,466	34,204
	141,054	156,141
Total long-term debt[1]	2,414,935	2,141,801
Less current maturities[1]	(13,727)	(314,716)
	$2,401,208	$1,827,085
[1] Long-term debt and current maturities are presented net of discounts and deferred financing fees of $28.3 million as at December 31, 2024 (2023 - $16.8 million).
Schedule of minimum principal payments for long-term debt
The gross minimum principal payments for long-term debt in aggregate and for each of the five succeeding years are as follows:

	Other limited recourse debt facilities	Unsecured notes	Total
2025	$13,660	$—	$13,660
2026	13,796	—	13,796
2027	15,173	700,000	715,173
2028	16,026	—	16,026
2029	16,210	700,000	716,210
Thereafter	68,363	900,000	968,363
	$143,228	$2,300,000	$2,443,228